Taxes (Details) - Schedule of Provision for Income Tax - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Provision For Income Tax [Abstract]
Current income tax provision	$ (138,418)	$ 1,849,570	$ 2,968,362
Deferred income tax provision	424,753	244,506	704,262
Total	$ 286,335	$ 2,094,076	$ 3,672,624